Assets held for sale and discontinued operations (Tables)	6 Months Ended
Sep. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale
The following assets and liabilities were classified as held for sale:

	30 September 2023			31 March 2023
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Investment in GasT TopCo Limited	1,441	—	1,441	1,443	—	1,443
FAA option	—	—	—	—	(109)	(109)
FAA forward	—	(7)	(7)	—	—	—
RAA option	—	(44)	(44)	—	—	—
Net assets held for sale	1,441	(51)	1,390	1,443	(109)	1,334

Summary of discontinued operations
The summary income statements for the periods ended 30 September 2023 and 2022 are as follows:

	2023	2022¹
	£m	£m
Discontinued operations
Revenue	—	805
Other operating costs	—	(459)
Operating profit	—	346
Finance income	9	9
Finance costs²	61	(261)
Profit/(loss) before tax	70	94
Tax	(5)	(57)
Profit/(loss) after tax from discontinued operations	65	37
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.
2.Finance costs include the remeasurement of the FAA option, the FAA forward and the RAA option.

The summary statements of comprehensive income are as follows:

	2023	2022¹
	£m	£m
Profit after tax from discontinued operations	65	37
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement losses on pension assets and post-retirement benefit obligations	—	(126)
Tax on items that will never be reclassified to profit or loss	—	31
Total losses from discontinued operations that will never be reclassified to profit or loss	—	(95)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	—	8
Net gains in respect of cost of hedging	—	4
Net losses on investments in debt instruments measured at fair value through other comprehensive income	(12)	—
Tax on items that may be reclassified subsequently to profit or loss	3	(3)
Total (losses)/gains from discontinued operations that may be reclassified subsequently to profit or loss	(9)	9
Other comprehensive loss for the period, net of tax, from discontinued operations	(9)	(86)
Total comprehensive income/(loss) for the period from discontinued operations	56	(49)
1.Comparative amounts have been re-presented to reflect the classification of the FAA option as held for sale and within discontinued operations.